Cash and cash equivalent (Details) - Schedule of components of cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Other	$ 33	$ 81
Cash	685,362	853,626
NIS [Member]
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Denominated in NIS	37,812	72,190
USD [Member]
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Denominated in USD	639,318	753,320
GBP [Member]
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Denominated in GBP	2,643	23,651
euro [Member]
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Denominated in euro	4,176	3,289
CHF [Member]
Cash and cash equivalent (Details) - Schedule of components of cash [Line Items]
Denominated in CHF	$ 1,380	$ 1,095